Financial income and expense - Summary of financial income and expenses (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 JPY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 USD ($)
Spotify Technology S A [Member]
Disclosure of offsetting of financial liabilities [line items]
Pre-tax unrealized gain, net of costs resulted from revaluation of the Spotify shares owned	¥ 9,919	$ 74	¥ 69,019	$ 443	¥ 64,764	$ 440